12. FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables	$ 8	$ 93
Non current other receivables	71	160
Non current trade and other receivables	79	253
Current trade receivables	500	527
Current other receivables	61	176
Current trade and other receivables	561	703
CAMMESA Receivable
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables	0	70
Current trade receivables	0	15
Other
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables	8	23
Non current other receivables	14	2
Current trade receivables	10	4
Current other receivables	14	6
Tax credits
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	3	13
Current other receivables	10	27
Related parties
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	53	49
Current trade receivables	6	10
Current other receivables	8	5
Prepaid expenses
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	1	1
Current other receivables	2	2
Financial credit
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	0	1
Current other receivables	5	6
Guarantee deposits
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	5	13
Receivable for sale of property, plant and equipment
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	0	3
Current other receivables	1	21
Natural Gas Surplus Injection Promotion Program
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	0	71
Current other receivables	0	71
Credit with RDSA
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	35	20
Current other receivables	1	0
Receivables from energy distribution
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	226	223
Receivables from MAT
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	17	27
CAMMESA
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	168	131
Receivables from oil and gas sales
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	48	78
Receivables from refinery and distribution
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	0	6
Receivables from petrochemistry
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	54	67
Government of the PBA and CABA by Social Rate
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	4	0
Allowance for doubtful accounts
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	(35)	0
Current trade receivables	(33)	(34)
Advances to suppliers
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	0	2
Receivables for non-electrical activities
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	11	14
Insurance to recover
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	0	6
Expenses to be recovered
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	10	11
Allowance for other receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	$ (6)	$ (8)